Segments (Intersegment Administrative Fee Revenues) (Details) (Intersegment [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intersegment [Member]
Intersegment Revenues [Line Items]
Intersegment administrative fee revenues	$ 16.7	$ 14.8	$ 13.9